Schedule of Showing Components of Business Purchase Price - Parenthetical (Detail)	1 Months Ended	0 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	712,771	712,771